Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Consolidated Balance Sheet is Reconciled	As of September 30, 2023, the Class A ordinary shares reflected in the unaudited condensed consolidated balance sheet is reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,392,500)
Issuance costs allocated to Class A ordinary shares	(5,404,094)
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	14,419,389
Class A ordinary shares subject to possible redemption	$120,622,804

Schedule of Basic and Diluted Net Income (Loss) Per Share	The following table reflects the calculation of basic and diluted net income (loss) per share:
	Three Months Ended September 30, 2023		Three Months Ended September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$80,153	$32,509	$—	$(1,420)
Denominator:
Weighted Average Ordinary Shares	12,168,875	4,935,622	—	2,875,000
Basic and diluted net income (loss) per ordinary shares	$0.01	$0.01	$0.00	$0.00

	Nine Months Ended September 30, 2023		For the period from March 11, 2022 (inception) through September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$1,163,972	$565,278	$—	$(2,847)
Denominator:
Weighted Average Ordinary Shares	10,163,016	4,935,622	—	1,432,234
Basic and diluted net income (loss) per ordinary shares	$0.12	$0.12	$0.00	$(0.00)